Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUR0.04 per share
Amount Registered | shares	3,030,303
Proposed Maximum Offering Price per Unit	1.85
Maximum Aggregate Offering Price	$ 5,606,060.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 774.20
Offering Note	This Registration Statement on Form F-3 (this "Registration Statement") also covers an indeterminate number of additional ordinary shares, nominal value EUR0.04 per share ("ordinary shares"), of ProQR Therapeutics N.V. (the "Registrant"), that may be offered or issued to prevent dilution resulting from share splits, share dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Represents the maximum number of ordinary shares that may be offered and sold, from time to time, by the selling shareholder named in the prospectus that forms a part of this Registration Statement (the "selling shareholder"), which ordinary shares were issued to the selling shareholder in a private placement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, and based upon the average of the high and low prices of ordinary shares, as reported on The Nasdaq Stock Market LLC, on June 30, 2026, a date within five business days prior to the filing of this Registration Statement.